Document and Entity Information	0 Months Ended
Aug. 08, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 08, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 08, 2013
Document Effective Date	Aug. 14, 2013
Prospectus Date	Aug. 14, 2013
Coho Relative Value Equity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	COHSX
Coho Relative Value Equity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	COHOX